Segment Information - Revenue per country - Drilling Segment (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total leasing and service revenues	$ 0	$ 0	$ 725,805
Congo
Total leasing and service revenues			31,807
Norway
Total leasing and service revenues			101,584
Brazil
Total leasing and service revenues			253,283
Ivory Coast
Total leasing and service revenues			12,065
Angola
Total leasing and service revenues			275,410
Falkland
Total leasing and service revenues			$ 51,656